Annual Total Returns [BarChart] - GABELLI INTERNATIONAL GROWTH FUND, INC - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(9.95%)
Annual Return 2012	17.35%
Annual Return 2013	12.09%
Annual Return 2014	(5.45%)
Annual Return 2015	(2.94%)
Annual Return 2016	(2.44%)
Annual Return 2017	29.30%
Annual Return 2018	(11.01%)
Annual Return 2019	24.50%
Annual Return 2020	18.50%